T. ROWE PRICE EMERGING MARKETS BOND FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.0%
Government Bonds 0.0%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1)	100,000	117
Total Albania (Cost $116)		117

ANGOLA 0.0%
Government Bonds 0.0%
Republic of Angola, 8.25%, 5/9/28 (USD)	1,250,000	1,298
Republic of Angola, 9.50%, 11/12/25 (USD)	250,000	281
Total Angola (Cost $1,569)		1,579

ARGENTINA 4.1%
Corporate Bonds 0.4%
Banco Macro, 17.50%, 5/8/22 (1)	41,665,000	285
Banco Macro, VR, 6.75%, 11/4/26 (USD) (1)(2)	10,740,000	7,438
IRSA Propiedades Comerciales, 8.75%, 3/23/23 (USD) (1)	13,995,000	10,951
Tarjeta Naranja, FRN, BDLRPP + 3.50%, 13.334%, 4/11/22
(USD) (1)	17,525,000	3,186
YPF Sociedad Anonima, FRN, BDLRPP + 4.00%, 13.01%,
7/7/20 (USD) (1)	4,550,000	972
		22,832
Government Bonds 3.7%
Province of Buenos Aires, 9.125%, 3/16/24 (USD)	14,040,000	5,258
Province of Buenos Aires, FRN, BDLRPP + 3.83%, 54.806%,
5/31/22	191,620,000	1,161
Republic of Argentina, 4.625%, 1/11/23 (USD)	2,300,000	969
Republic of Argentina, 5.00%, 1/15/27 (EUR)	600,000	257
Republic of Argentina, 5.625%, 1/26/22 (USD)	28,585,000	12,435
Republic of Argentina, 5.875%, 1/11/28 (USD)	63,665,000	26,024
Republic of Argentina, 6.875%, 1/26/27 (USD)	13,800,000	5,834
Republic of Argentina, 6.875%, 1/11/48 (USD)	600,000	255

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Argentina, 7.50%, 4/22/26 (USD)	171,565,000	76,563
Republic of Argentina, 8.28%, 12/31/33 (USD)	113,389,823	55,844
Republic of Argentina, 8.75%, 5/7/24 (USD)	29,800,000	10,499
Republic of Argentina, Inflation-Indexed, 4.00%, 3/6/20	17,913,388	113
Republic of Argentina, STEP, 3.75%, 12/31/38 (USD)	33,450,000	13,422
Republic of Argentina, VR, 0.00%, 12/15/35 (USD) (6)	113,815,000	2,703
		211,337
Total Argentina (Cost $495,032)		234,169

ARMENIA 0.1%
Government Bonds 0.1%
Republic of Armenia, 3.95%, 9/26/29 (USD) (1)	5,280,000	5,182
Republic of Armenia, 7.15%, 3/26/25 (USD)	200,000	234
Total Armenia (Cost $5,407)		5,416

AZERBAIJAN 0.0%
Government Bonds 0.0%
Republic of Azerbaijan, 3.50%, 9/1/32	200,000	195
Southern Gas Corridor, 6.875%, 3/24/26	500,000	581
Total Azerbaijan (Cost $729)		776

BAHAMAS 1.5%
Government Bonds 1.5%
Commonwealth of Bahamas, 5.75%, 1/16/24 (USD) (1)	2,925,000	3,057
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1)	73,515,000	78,110
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)	5,000,000	5,313
Total Bahamas (Cost $83,350)		86,480

BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 3.717%, 1/25/27 (USD)	6,000,000	6,322
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government of Bermuda, 4.75%, 2/15/29 (USD) (1)	18,770,000	21,351
Total Bermuda (Cost $25,312)		27,673

BRAZIL 11.3%
Corporate Bonds 3.5%
Azul Investments, 5.875%, 10/26/24 (USD) (1)	24,785,000	24,816
Banco do Brasil, VR, 9.00% (USD) (2)(3)	50,960,000	57,254
Cosan Overseas, 8.25% (USD) (3)	6,085,000	6,313
CSN Resources, 7.625%, 2/13/23 (USD)	16,175,000	16,923
CSN Resources, 7.625%, 2/13/23 (USD) (1)	5,650,000	5,911
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)	6,045,000	6,219
Itau Unibanco Holding, VR, 6.125% (USD) (1)(2)(3)	8,345,000	8,437
Itau Unibanco Holding, VR, 6.50% (USD) (1)(2)(3)	5,700,000	5,884
Klabin Austria, 5.75%, 4/3/29 (USD) (1)	12,350,000	12,967
Minerva Luxembourg, 6.50%, 9/20/26 (USD) (1)	18,335,000	19,141
Oi, 10.00%, 7/27/25 (USD) (4)	5,025,000	4,624
Rumo Luxembourg, 5.875%, 1/18/25 (USD) (1)	6,975,000	7,372
St Marys Cement, 5.75%, 1/28/27 (USD)	2,290,000	2,553
Suzano Austria, 6.00%, 1/15/29 (USD)	15,200,000	16,560
		194,974
Government Bonds 7.8%
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 8/15/28	1,943,771	576
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	135,750,000	36,323
Petrobras Global Finance, 6.85%, 6/5/2115 (USD)	24,546,000	28,110
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	50,020,000	60,515
Petrobras Global Finance, 8.75%, 5/23/26 (USD)	148,050,000	189,874
Republic of Brazil, 4.50%, 5/30/29 (USD)	1,300,000	1,355
Republic of Brazil, 4.625%, 1/13/28 (USD)	33,000,000	35,121
Republic of Brazil, 5.00%, 1/27/45 (USD)	51,113,000	53,145
Republic of Brazil, 5.625%, 1/7/41 (USD)	22,545,000	25,279
Republic of Brazil, 5.625%, 2/21/47 (USD)	1,000,000	1,122
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Brazil, 6.00%, 4/7/26 (USD)	700,000	809
Republic of Brazil, 7.125%, 1/20/37 (USD)	245,000	312
Republic of Brazil, 8.25%, 1/20/34 (USD)	5,500,000	7,535
		440,076
Total Brazil (Cost $573,295)		635,050

BULGARIA 0.0%
Government Bonds 0.0%
Republic of Bulgaria, 3.125%, 3/26/35 (EUR)	100,000	142
Total Bulgaria (Cost $123)		142

CANADA 0.1%
Common Stocks 0.1%
Frontera Energy	50,097	485
Frontera Energy (USD)	331,850	3,213
Total Canada (Cost $4,772)		3,698

CHILE 0.3%
Corporate Bonds 0.3%
Codelco, 3.625%, 8/1/27 (USD) (1)	560,000	591
Codelco, 3.70%, 1/30/50 (USD) (1)	16,450,000	16,509
Codelco, 4.50%, 8/1/47 (USD)	500,000	570
Codelco, 4.875%, 11/4/44 (USD)	400,000	475
Empresa Nacional del Petroleo, 3.75%, 8/5/26 (USD)	675,000	698
		18,843
Government Bonds 0.0%
Republic of Chile, 3.24%, 2/6/28 (USD)	600,000	639
		639
Total Chile (Cost $19,085)		19,482

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHINA 2.7%
Corporate Bonds 2.7%
CNAC HK Finbridge, 4.125%, 7/19/27 (USD)	340,000	358
CNAC HK Finbridge, 4.625%, 3/14/23 (USD)	16,200,000	17,005
CNAC HK Finbridge, 5.125%, 3/14/28 (USD)	1,409,000	1,583
CNOOC Curtis Funding No 1, 4.50%, 10/3/23 (USD)	27,600,000	29,654
CNRC Capitale, VR, 3.90% (USD) (2)(3)	3,762,000	3,807
Country Garden Holdings, 4.75%, 1/17/23 (USD)	10,350,000	10,298
Country Garden Holdings, 8.00%, 1/27/24 (USD)	3,700,000	4,026
Easy Tactic, 9.125%, 7/28/22 (USD)	5,340,000	5,466
Export-Import Bank of China, 3.375%, 3/14/27 (USD)	2,374,000	2,506
Shimao Property Holdings, 5.60%, 7/15/26 (USD)	2,440,000	2,496
State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD)	22,919,000	27,637
State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD)
(1)	1,365,000	1,647
State Grid Overseas Investment 2014, 4.125%, 5/7/24 (USD)	2,484,000	2,672
State Grid Overseas Investment 2014, 4.85%, 5/7/44 (USD)	8,984,000	11,622
State Grid Overseas Investment 2016, 2.875%, 5/18/26 (USD)	15,400,000	15,647
State Grid Overseas Investment 2016, 4.00%, 5/4/47 (USD)	260,000	301
Times China Holdings, 6.75%, 7/16/23 (USD)	5,240,000	5,141
Yanlord Land, 6.75%, 4/23/23 (USD)	11,515,000	11,924
Total China (Cost $143,589)		153,790

COLOMBIA 1.6%
Government Bonds 1.6%
Republic of Colombia, 3.875%, 4/25/27 (USD)	250,000	266
Republic of Colombia, 4.00%, 2/26/24 (USD)	2,380,000	2,511
Republic of Colombia, 5.625%, 2/26/44 (USD)	31,000,000	38,867
Republic of Colombia, 6.125%, 1/18/41 (USD)	37,590,000	49,102

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Colombia, 7.375%, 9/18/37 (USD)	575,000	820
Total Colombia (Cost $79,976)		91,566

CONGO 0.2%
Corporate Bonds 0.2%
HTA Group, 9.125%, 3/8/22 (USD)	8,100,000	8,467
Total Congo (Cost $8,427)		8,467

COSTA RICA 1.1%
Corporate Bonds 0.2%
Banco Nacional de Costa Rica, 6.25%, 11/1/23 (USD)	10,137,000	10,642
		10,642
Government Bonds 0.9%
Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (USD)	8,000,000	6,650
Republic of Costa Rica, 4.25%, 1/26/23 (USD)	4,010,000	3,935
Republic of Costa Rica, 4.375%, 4/30/25 (USD)	14,410,000	13,816
Republic of Costa Rica, 7.00%, 4/4/44 (USD)	22,515,000	22,403
Republic of Costa Rica, 7.158%, 3/12/45 (USD)	3,885,000	3,899
		50,703
Total Costa Rica (Cost $59,515)		61,345

CROATIA 0.0%
Government Bonds 0.0%
Republic of Croatia, 2.70%, 6/15/28 (EUR)	100,000	130
Republic of Croatia, 5.50%, 4/4/23 (USD)	200,000	222
Republic of Croatia, 6.00%, 1/26/24 (USD)	400,000	461
Total Croatia (Cost $765)		813

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 1.0%
Government Bonds 1.0%
Dominican Republic, 5.50%, 1/27/25 (USD)	250,000	265
Dominican Republic, 6.40%, 6/5/49 (USD) (1)	500,000	534
Dominican Republic, 6.85%, 1/27/45 (USD)	41,135,000	45,968
Dominican Republic, 7.45%, 4/30/44 (USD)	8,810,000	10,473
Total Dominican Republic (Cost $50,753)		57,240

ECUADOR 2.8%
Government Bonds 2.8%
Republic of Ecuador, 7.875%, 1/23/28 (USD)	52,450,000	49,894
Republic of Ecuador, 7.95%, 6/20/24 (USD)	69,100,000	70,742
Republic of Ecuador, 8.75%, 6/2/23 (USD)	3,550,000	3,776
Republic of Ecuador, 10.75%, 3/28/22 (USD) (1)	21,700,000	23,707
Republic of Ecuador, 10.75%, 1/31/29 (USD) (1)	3,590,000	3,888
Republic of Ecuador, 10.75%, 1/31/29 (USD)	6,000,000	6,499
Total Ecuador (Cost $153,897)		158,506

EGYPT 1.8%
Government Bonds 1.8%
Arab Republic of Egypt, 5.625%, 4/16/30 (EUR) (1)	200,000	219
Arab Republic of Egypt, 5.875%, 6/11/25 (USD) (1)	500,000	513
Arab Republic of Egypt, 6.20%, 3/1/24 (USD) (1)	250,000	262
Arab Republic of Egypt, 6.588%, 2/21/28 (USD) (1)	750,000	759
Arab Republic of Egypt, 7.50%, 1/31/27 (USD)	1,000,000	1,077
Arab Republic of Egypt, 7.50%, 1/31/27 (USD) (1)	1,300,000	1,400
Arab Republic of Egypt, 7.903%, 2/21/48 (USD)	8,025,000	8,102
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1)	37,290,000	39,601
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)	47,075,000	49,993
Arab Republic of Egypt, 8.70%, 3/1/49 (USD) (1)	1,750,000	1,887
Arab Republic of Egypt, 14.90%, 5/8/28	3,337,000	215
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Arab Republic of Egypt Treasury Bills, 17.75%, 12/3/19	2,725,000	163
Total Egypt (Cost $102,024)		104,191

EL SALVADOR 1.1%
Government Bonds 1.1%
Republic of El Salvador, 6.375%, 1/18/27 (USD)	950,000	989
Republic of El Salvador, 7.65%, 6/15/35 (USD)	21,475,000	23,140
Republic of El Salvador, 8.625%, 2/28/29 (USD) (1)	31,015,000	36,210
Republic of El Salvador, 8.625%, 2/28/29 (USD)	3,330,000	3,888
Total El Salvador (Cost $61,129)		64,227

GEORGIA 0.0%
Corporate Bonds 0.0%
Georgian Railway, 7.75%, 7/11/22 (USD)	200,000	219
		219
Government Bonds 0.0%
Government of Georgia, 6.875%, 4/12/21 (USD)	1,400,000	1,485
		1,485
Total Georgia (Cost $1,685)		1,704

GHANA 0.9%
Government Bonds 0.9%
Republic of Ghana, 7.625%, 5/16/29 (USD)	200,000	201
Republic of Ghana, 7.875%, 8/7/23 (USD)	200,000	219
Republic of Ghana, 7.875%, 3/26/27 (USD)	200,000	206
Republic of Ghana, 8.125%, 1/18/26 (USD)	48,900,000	51,877
Republic of Ghana, 8.627%, 6/16/49 (USD) (1)	650,000	650
Total Ghana (Cost $52,840)		53,153

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
GRENADA 0.1%
Government Bonds 0.1%
Government of Grenada, 7.00%, 5/12/30 (USD)	3,141,327	3,031
Total Grenada (Cost $2,736)		3,031
GUATEMALA 0.3%
Government Bonds 0.3%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1)	1,475,000	1,524
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1)	13,550,000	14,351
Total Guatemala (Cost $14,949)		15,875
HONG KONG 0.2%
Corporate Bonds 0.2%
Metropolitan Light, 5.50%, 11/21/22 (USD)	4,948,000	5,078
Metropolitan Light, 5.50%, 11/21/22 (USD) (1)	6,225,000	6,390
Total Hong Kong (Cost $11,133)		11,468
HUNGARY 0.0%
Government Bonds 0.0%
Republic of Hungary, 5.375%, 3/25/24 (USD)	300,000	339
Republic of Hungary, 5.75%, 11/22/23 (USD)	300,000	341
Republic of Hungary, 7.625%, 3/29/41 (USD)	300,000	499
Total Hungary (Cost $1,086)		1,179
INDIA 0.3%
Corporate Bonds 0.2%
Export-import Bank of India, 4.00%, 1/14/23 (USD)	1,200,000	1,248
Export-Import Bank of India, 8.375%, 7/24/25	17,000,000	249
HPCL-Mittal Energy, 5.25%, 4/28/27 (USD)	6,930,000	6,934
		8,431

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 0.1%
Export-Import Bank of India, 3.375%, 8/5/26 (USD)	626,000	644
National Highways Authority of India, 7.30%, 5/18/22	90,000,000	1,270
Republic of India, 7.17%, 1/8/28	54,000,000	781
Republic of India, 8.83%, 11/25/23	26,000,000	399
		3,094
Total India (Cost $11,480)		11,525

INDONESIA 7.6%
Corporate Bonds 3.7%
Indonesia Asahan Aluminium Persero, 5.71%, 11/15/23 (USD)	500,000	551
Listrindo Capital, 4.95%, 9/14/26 (USD) (1)	1,400,000	1,424
Listrindo Capital, 4.95%, 9/14/26 (USD)	9,645,000	9,812
Pelabuhan Indonesia II, 5.375%, 5/5/45 (USD)	801,000	917
Pertamina Persero, 5.625%, 5/20/43 (USD)	104,726,000	122,276
Pertamina Persero, 6.00%, 5/3/42 (USD)	7,050,000	8,592
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1)	4,930,000	5,112
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)	16,500,000	17,458
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1)	6,245,000	6,811
Perusahaan Listrik Negara, 5.25%, 10/24/42 (USD)	15,300,000	17,327
Perusahaan Listrik Negara, 6.25%, 1/25/49 (USD) (1)	16,296,000	21,209
		211,489
Government Bonds 3.9%
Perusahaan Penerbit, 4.15%, 3/29/27 (USD) (1)	850,000	911
Perusahaan Penerbit, 4.35%, 9/10/24 (USD)	14,922,000	16,041
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)	107,775,000	117,852
Republic of Indonesia, 3.85%, 7/18/27 (USD) (1)	200,000	212
Republic of Indonesia, 4.625%, 4/15/43 (USD)	38,107,000	42,690
Republic of Indonesia, 4.75%, 2/11/29 (USD)	11,765,000	13,397
Republic of Indonesia, 5.125%, 1/15/45 (USD) (1)	886,000	1,060
Republic of Indonesia, 5.25%, 1/8/47 (USD)	448,000	548
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Indonesia, 5.95%, 1/8/46 (USD) (1)	350,000	464
Republic of Indonesia, 6.75%, 1/15/44 (USD)	430,000	618
Republic of Indonesia, 8.50%, 10/12/35 (USD)	280,000	440
Republic of Indonesia, 9.00%, 3/15/29	356,950,000,000	27,902
		222,135
Total Indonesia (Cost $384,986)		433,624

ISRAEL 2.1%
Corporate Bonds 2.1%
Israel Chemicals, 6.375%, 5/31/38 (USD) (1)	17,900,000	21,927
Israel Electric, 4.25%, 8/14/28 (USD) (1)	79,240,000	85,678
Israel Electric, 7.75%, 12/15/27 (USD)	7,400,000	9,750
Total Israel (Cost $107,561)		117,355

IVORY COAST 1.6%
Government Bonds 1.6%
Republic of Ivory Coast, 5.25%, 3/22/30 (EUR) (1)	200,000	220
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)	4,200,000	4,057
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)	17,910,000	18,388
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR) (1)	6,665,000	7,370
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)	11,500,000	12,716
Republic of Ivory Coast, STEP, 5.75%, 12/31/32 (USD)	45,509,200	44,800
Total Ivory Coast (Cost $87,266)		87,551

JAMAICA 1.3%
Government Bonds 1.3%
Government of Jamaica, 6.75%, 4/28/28 (USD)	2,300,000	2,737
Government of Jamaica, 7.875%, 7/28/45 (USD)	15,655,000	20,508
Government of Jamaica, 8.00%, 3/15/39 (USD)	36,271,000	47,652
Total Jamaica (Cost $61,932)		70,897

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
KAZAKHSTAN 0.5%
Corporate Bonds 0.5%
Kazakhstan Temir Zholy, 6.95%, 7/10/42 (USD)	200,000	269
KazMunayGas National, 4.75%, 4/19/27 (USD)	400,000	434
KazMunayGas National, 5.75%, 4/19/47 (USD)	200,000	235
KazMunayGas National, 6.375%, 10/24/48 (USD) (1)	21,170,000	26,362
		27,300
Government Bonds 0.0%
Republic of Kazakhstan, 2.375%, 11/9/28 (EUR) (1)	200,000	246
Republic of Kazakhstan, 3.875%, 10/14/24 (USD)	300,000	319
Republic of Kazakhstan, 4.875%, 10/14/44 (USD)	400,000	483
Republic of Kazakhstan, 5.125%, 7/21/25 (USD)	800,000	907
Republic of Kazakhstan, 6.50%, 7/21/45 (USD)	200,000	291
		2,246
Total Kazakhstan (Cost $23,841)		29,546

KENYA 0.4%
Government Bonds 0.4%
Republic of Kenya, 6.875%, 6/24/24 (USD)	400,000	423
Republic of Kenya, 7.25%, 2/28/28 (USD)	17,535,000	18,229
Republic of Kenya, 8.25%, 2/28/48 (USD) (1)	600,000	614
Republic of Kenya, 8.25%, 2/28/48 (USD)	300,000	307
Total Kenya (Cost $18,414)		19,573

KUWAIT 0.2%
Corporate Bonds 0.0%
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1)	300,000	324
		324

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 0.2%
Government of Kuwait, 3.50%, 3/20/27 (USD)	10,000,000	10,799
		10,799
Total Kuwait (Cost $10,514)		11,123

LEBANON 0.0%
Government Bonds 0.0%
Lebanese Republic, 5.80%, 4/14/20 (USD)	1,400,000	1,330
Lebanese Republic, 8.25%, 4/12/21 (USD)	438,000	375
Total Lebanon (Cost $1,735)		1,705

MALAYSIA 0.0%
Government Bonds 0.0%
Malaysia Sovereign Sukuk, 4.236%, 4/22/45 (USD)	400,000	498
Total Malaysia (Cost $462)		498

MEXICO 12.4%
Corporate Bonds 5.3%
Axtel, 6.375%, 11/14/24 (USD) (1)	22,500,000	23,231
Banco Santander Mexico, VR, 8.50% (USD) (2)(3)	16,600,000	17,513
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (2)	9,000,000	8,606
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (2)	7,000,000	6,983
Cemex, 7.75%, 4/16/26 (USD)	25,225,000	27,401
Cometa Energia, 6.375%, 4/24/35 (USD) (1)	24,765,000	26,437
Controladora Mabe, 5.60%, 10/23/28 (USD) (1)	7,300,000	7,884
Controladora Mabe, 5.60%, 10/23/28 (USD)	1,000,000	1,080
Industrias Penoles, 4.15%, 9/12/29 (USD) (1)	10,905,000	10,973
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (1)	21,290,000	21,224
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)	78,050,000	77,808

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)	42,900,000	41,104
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)	12,535,000	12,769
Poinsettia Finance, 6.625%, 6/17/31 (USD) (1)	3,600,000	3,453
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD) (1)	13,660,000	13,517
		299,983
Government Bonds 7.1%
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)	36,954,000	31,694
Petroleos Mexicanos, 5.625%, 1/23/46 (USD)	82,015,000	70,566
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)	1,000,000	1,044
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)	176,403,000	168,994
Petroleos Mexicanos, 6.625%, 6/15/35 (USD)	1,120,000	1,100
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)	19,376,000	18,646
Petroleos Mexicanos, 6.84%, 1/23/30 (USD) (1)	1,230,000	1,274
Petroleos Mexicanos, 6.875%, 8/4/26 (USD)	3,125,000	3,367
Petroleos Mexicanos, 7.19%, 9/12/24	42,400,000	1,885
Petroleos Mexicanos, 7.69%, 1/23/50 (USD) (1)	5,705,000	5,963
United Mexican States, 3.75%, 1/11/28 (USD)	1,750,000	1,806
United Mexican States, 4.60%, 1/23/46 (USD)	10,354,000	11,057
United Mexican States, 4.75%, 3/8/44 (USD)	18,908,000	20,515
United Mexican States, 5.55%, 1/21/45 (USD)	500,000	605
United Mexican States, 5.75%, 10/12/2110 (USD)	522,000	602
United Mexican States, 6.05%, 1/11/40 (USD)	1,048,000	1,322
United Mexican States, 6.50%, 6/10/21	527,000,000	26,640
United Mexican States, 8.00%, 11/7/47	426,000,000	23,243
United Mexican States, 10.00%, 12/5/24	15,000,000	870
United Mexican States, 10.00%, 11/20/36	175,000,000	11,296
		402,489
Total Mexico (Cost $693,309)		702,472

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
MONGOLIA 1.4%
Corporate Bonds 0.4%
Development Bank of Mongolia, 7.25%, 10/23/23 (USD) (1)	18,220,000	18,903
Trade & Development Bank of Mongolia, 9.375%, 5/19/20
(USD)	865,000	888
		19,791
Government Bonds 1.0%
Government of Mongolia, 5.125%, 12/5/22 (USD)	34,560,000	34,527
Government of Mongolia, 5.625%, 5/1/23 (USD)	9,330,000	9,437
Government of Mongolia, 8.75%, 3/9/24 (USD) (1)	200,000	224
Government of Mongolia, 8.75%, 3/9/24 (USD)	10,000,000	11,190
Government of Mongolia, 10.875%, 4/6/21 (USD)	2,150,000	2,349
		57,727
Total Mongolia (Cost $75,496)		77,518

MOROCCO 0.1%
Government Bonds 0.1%
Kingdom of Morocco, 5.50%, 12/11/42 (USD)	5,200,000	6,229
Total Morocco (Cost $5,909)		6,229

NIGERIA 1.5%
Government Bonds 1.5%
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1)	880,000	892
Republic of Nigeria, 6.50%, 11/28/27 (USD)	22,050,000	22,348
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1)	1,600,000	1,641
Republic of Nigeria, 7.143%, 2/23/30 (USD)	33,800,000	34,662
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1)	400,000	396
Republic of Nigeria, 7.625%, 11/28/47 (USD)	600,000	594
Republic of Nigeria, 8.747%, 1/21/31 (USD) (1)	300,000	337
Republic of Nigeria, 8.747%, 1/21/31 (USD)	21,800,000	24,515

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Nigeria Treasury Bill, 13.358%, 12/26/19	65,000,000	174
Total Nigeria (Cost $82,738)		85,559

OMAN 0.7%
Government Bonds 0.7%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1)	18,180,000	17,521
Sultanate of Oman, 4.75%, 6/15/26 (USD)	15,955,000	15,377
Sultanate of Oman, 6.75%, 1/17/48 (USD) (1)	5,850,000	5,536
Total Oman (Cost $40,044)		38,434

PAKISTAN 0.7%
Government Bonds 0.7%
Islamic Republic of Pakistan, 6.875%, 12/5/27 (USD)	28,500,000	28,168
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)	1,900,000	1,916
Islamic Republic of Pakistan, 8.25%, 4/15/24 (USD)	1,200,000	1,298
Second Pakistan International Sukuk, 6.75%, 12/3/19 (USD)	1,219,000	1,225
Third Pakistan International Sukuk, 5.50%, 10/13/21 (USD) (1)	7,000,000	7,037
Total Pakistan (Cost $39,658)		39,644

PANAMA 0.6%
Corporate Bonds 0.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1)	3,315,000	3,448
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1)	8,750,000	9,253
		12,701
Government Bonds 0.4%
Republic of Panama, 3.87%, 7/23/60 (USD)	10,150,000	10,977
Republic of Panama, 4.30%, 4/29/53 (USD)	650,000	763
Republic of Panama, 4.50%, 4/16/50 (USD)	8,730,000	10,367
Republic of Panama, 6.70%, 1/26/36 (USD)	250,000	357

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Panama, 9.375%, 4/1/29 (USD)	250,000	385
		22,849
Total Panama (Cost $31,429)		35,550

PARAGUAY 0.5%
Corporate Bonds 0.1%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1)	7,385,000	7,922
		7,922
Government Bonds 0.4%
Government of Paraguay, 4.625%, 1/25/23 (USD)	1,500,000	1,581
Government of Paraguay, 5.40%, 3/30/50 (USD)	11,520,000	13,101
Government of Paraguay, 5.60%, 3/13/48 (USD)	5,530,000	6,401
Government of Paraguay, 6.10%, 8/11/44 (USD)	775,000	946
		22,029
Total Paraguay (Cost $29,093)		29,951

PERU 1.1%
Corporate Bonds 0.6%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1)	3,315,000	3,613
Corporacion Financiera de Desarroll, 4.75%, 7/15/25 (USD)	235,000	259
Corporacion Financiera de Desarroll, VR, 5.25%, 7/15/29 (USD)
(1)(2)	200,000	215
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)	7,800,000	8,638
Peru LNG, 5.375%, 3/22/30 (USD) (1)	19,680,000	20,517
		33,242
Government Bonds 0.5%
Republic of Peru, 2.844%, 6/20/30 (USD)	12,380,000	12,683
Republic of Peru, 5.40%, 8/12/34 (1)	43,805,000	13,817
Republic of Peru, 5.625%, 11/18/50 (USD)	400,000	587
Republic of Peru, 6.55%, 3/14/37 (USD)	100,000	146

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Peru, 8.75%, 11/21/33 (USD)	100,000	166
		27,399
Total Peru (Cost $58,565)		60,641

PHILIPPINES 0.0%
Corporate Bonds 0.0%
Power Sector Assets & Liabilities Management, 9.625%,
5/15/28 (USD)	340,000	506
Total Philippines (Cost $469)		506

ROMANIA 0.3%
Government Bonds 0.3%
Republic of Romania, 2.875%, 5/26/28 (EUR)	150,000	186
Republic of Romania, 4.625%, 4/3/49 (EUR) (1)	11,360,000	16,104
Republic of Romania, 5.125%, 6/15/48 (USD)	200,000	232
Republic of Romania, 6.125%, 1/22/44 (USD)	200,000	262
Total Romania (Cost $14,342)		16,784

RUSSIA 0.1%
Corporate Bonds 0.0%
Vnesheconombank, 6.80%, 11/22/25 (USD)	200,000	232
		232
Government Bonds 0.1%
Russian Federation, 4.375%, 3/21/29 (USD)	400,000	429
Russian Federation, 4.50%, 4/4/22 (USD)	800,000	844
Russian Federation, 4.875%, 9/16/23 (USD)	1,000,000	1,094
Russian Federation, 5.25%, 6/23/47 (USD)	200,000	238
Russian Federation, 5.625%, 4/4/42 (USD)	1,200,000	1,481
Russian Federation, 5.875%, 9/16/43 (USD)	1,400,000	1,782
Russian Federation, 12.75%, 6/24/28 (USD)	300,000	509

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Russian Federation, STEP, 7.50%, 3/31/30 (USD)	795,000	906
		7,283
Total Russia (Cost $6,983)		7,515

SAUDI ARABIA 0.3%
Government Bonds 0.3%
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)	14,300,000	17,246
Total Saudi Arabia (Cost $15,229)		17,246

SENEGAL 1.1%
Government Bonds 1.1%
Republic of Senegal, 4.75%, 3/13/28 (EUR)	20,400,000	23,153
Republic of Senegal, 6.25%, 5/23/33 (USD) (1)	18,450,000	18,635
Republic of Senegal, 6.25%, 5/23/33 (USD)	17,500,000	17,675
Republic of Senegal, 6.75%, 3/13/48 (USD) (1)	200,000	193
Republic of Senegal, 6.75%, 3/13/48 (USD)	200,000	193
Total Senegal (Cost $58,378)		59,849

SERBIA 1.2%
Government Bonds 1.2%
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1)	12,230,000	13,909
Republic of Serbia, 4.50%, 1/11/26	1,610,000,000	15,927
Republic of Serbia, 5.875%, 2/8/28	100,000,000	1,092
Republic of Serbia, 7.25%, 9/28/21 (USD)	34,630,000	37,894
Total Serbia (Cost $67,057)		68,822

SOUTH AFRICA 7.2%
Corporate Bonds 5.4%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	12,400,000	12,519
Eskom Holdings SOC, 6.35%, 8/10/28 (USD) (1)	12,440,000	13,341
Eskom Holdings SOC, 6.75%, 8/6/23 (USD)	9,525,000	9,807
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Eskom Holdings SOC, 7.125%, 2/11/25 (USD)	175,495,000	181,116
Eskom Holdings SOC, 8.45%, 8/10/28 (USD) (1)	46,680,000	51,441
Eskom Holdings SOC, 8.45%, 8/10/28 (USD)	3,900,000	4,298
FirstRand Bank, VR, 6.25%, 4/23/28 (USD) (2)	10,000,000	10,626
Gold Fields Orogen Holdings, 5.125%, 5/15/24 (USD) (1)	3,425,000	3,627
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	15,000,000	16,481
		303,256
Government Bonds 1.8%
Republic of South Africa, 4.30%, 10/12/28 (USD)	700,000	677
Republic of South Africa, 4.665%, 1/17/24 (USD)	150,000	157
Republic of South Africa, 4.85%, 9/27/27 (USD)	440,000	451
Republic of South Africa, 4.85%, 9/30/29 (USD)	21,950,000	21,902
Republic of South Africa, 5.375%, 7/24/44 (USD)	200,000	197
Republic of South Africa, 5.65%, 9/27/47 (USD)	33,800,000	33,812
Republic of South Africa, 5.875%, 9/16/25 (USD)	600,000	655
Republic of South Africa, 5.875%, 6/22/30 (USD)	500,000	535
Republic of South Africa, 6.25%, 3/8/41 (USD)	15,050,000	16,546
Republic of South Africa, 10.50%, 12/21/26	336,600,000	24,821
		99,753
Total South Africa (Cost $393,240)		403,009

SRI LANKA 3.0%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24 (USD)	7,860,000	7,852
		7,852
Government Bonds 2.9%
Republic of Sri Lanka, 5.75%, 1/18/22 (USD)	26,715,000	26,835
Republic of Sri Lanka, 5.75%, 4/18/23 (USD)	2,000,000	1,988
Republic of Sri Lanka, 5.875%, 7/25/22 (USD)	2,245,000	2,260
Republic of Sri Lanka, 6.125%, 6/3/25 (USD)	2,705,000	2,629
Republic of Sri Lanka, 6.20%, 5/11/27 (USD)	34,425,000	32,189
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	2,059,000	2,092
Republic of Sri Lanka, 6.25%, 7/27/21 (USD)	39,020,000	39,663
Republic of Sri Lanka, 6.35%, 6/28/24 (USD) (1)	400,000	401
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)	33,760,000	33,435
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)	21,000,000	20,798
Republic of Sri Lanka, 6.85%, 3/14/24 (USD) (1)	200,000	205
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)	1,100,000	1,105
Republic of Sri Lanka, 7.85%, 3/14/29 (USD) (1)	825,000	831
Republic of Sri Lanka, 11.00%, 8/1/24	185,000,000	1,044
		165,475
Total Sri Lanka (Cost $176,914)		173,327

THAILAND 0.1%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(2)	6,895,000	7,010
Total Thailand (Cost $6,895)		7,010

TRINIDAD AND TOBAGO 0.2%
Corporate Bonds 0.2%
Trinidad Petroleum Holdings, 9.75%, 6/15/26 (USD) (1)	8,352,000	9,480
Total Trinidad and Tobago (Cost $9,189)		9,480

TURKEY 7.6%
Corporate Bonds 1.4%
Akbank, VR, 7.20%, 3/16/27 (USD) (2)	26,500,000	24,859
Turk Telekomunikasyon, 4.875%, 6/19/24 (USD)	12,000,000	11,707
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD) (1)	10,875,000	11,470
Turkiye Garanti Bankasi, VR, 6.125%, 5/24/27 (USD) (2)	19,645,000	17,703
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD) (1)	14,345,000	14,788
		80,527

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 6.2%
Hazine Mustesarligi Varlik Kiralama, 4.489%, 11/25/24 (USD)	36,200,000	34,856
Republic of Turkey, 3.25%, 3/23/23 (USD)	400,000	374
Republic of Turkey, 4.25%, 4/14/26 (USD)	39,000,000	35,259
Republic of Turkey, 4.875%, 10/9/26 (USD)	56,765,000	52,646
Republic of Turkey, 4.875%, 4/16/43 (USD)	27,550,000	22,164
Republic of Turkey, 5.125%, 3/25/22 (USD)	30,000,000	30,286
Republic of Turkey, 5.125%, 2/17/28 (USD)	600,000	556
Republic of Turkey, 5.75%, 3/22/24 (USD)	600,000	599
Republic of Turkey, 5.75%, 5/11/47 (USD)	400,000	350
Republic of Turkey, 6.00%, 3/25/27 (USD)	97,785,000	96,281
Republic of Turkey, 6.00%, 1/14/41 (USD)	12,620,000	11,343
Republic of Turkey, 6.125%, 10/24/28 (USD)	200,000	196
Republic of Turkey, 6.25%, 9/26/22 (USD)	16,775,000	17,236
Republic of Turkey, 6.625%, 2/17/45 (USD)	300,000	288
Republic of Turkey, 6.75%, 5/30/40 (USD)	500,000	489
Republic of Turkey, 6.875%, 3/17/36 (USD)	45,425,000	45,356
Republic of Turkey, 7.25%, 12/23/23 (USD)	400,000	424
Republic of Turkey, 7.25%, 3/5/38 (USD)	200,000	207
Republic of Turkey, 7.375%, 2/5/25 (USD)	600,000	638
Republic of Turkey, 7.625%, 4/26/29 (USD)	400,000	426
Republic of Turkey, 8.00%, 2/14/34 (USD)	300,000	332
Republic of Turkey, 11.875%, 1/15/30 (USD)	200,000	275
		350,581
Total Turkey (Cost $418,059)		431,108

UKRAINE 5.6%
Corporate Bonds 0.4%
MHP Lux, 6.25%, 9/19/29 (USD) (1)	11,810,000	11,416
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)	8,000,000	8,370
		19,786
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 5.2%
Government of Ukraine, 6.75%, 6/20/26 (EUR) (1)	4,930,000	5,807
Government of Ukraine, 7.375%, 9/25/32 (USD) (1)	400,000	403
Government of Ukraine, 7.75%, 9/1/20 (USD)	49,350,000	50,524
Government of Ukraine, 7.75%, 9/1/21 (USD) (1)	20,564,000	21,446
Government of Ukraine, 7.75%, 9/1/22 (USD) (1)	201,000	212
Government of Ukraine, 7.75%, 9/1/22 (USD)	225,000	237
Government of Ukraine, 7.75%, 9/1/23 (USD) (1)	17,524,000	18,461
Government of Ukraine, 7.75%, 9/1/23 (USD)	2,200,000	2,318
Government of Ukraine, 7.75%, 9/1/24 (USD) (1)	200,000	212
Government of Ukraine, 7.75%, 9/1/25 (USD)	42,580,000	44,792
Government of Ukraine, 7.75%, 9/1/26 (USD)	200,000	209
Government of Ukraine, 7.75%, 9/1/27 (USD)	61,270,000	63,907
Government of Ukraine, 8.994%, 2/1/24 (USD)	300,000	330
Government of Ukraine, 9.75%, 11/1/28 (USD) (1)	33,220,000	38,141
Government of Ukraine, 9.75%, 11/1/28 (USD)	35,250,000	40,472
Government of Ukraine, VR, 0.00%, 5/31/40 (USD) (1)(5)(6)	7,862,000	7,372
		294,843
Total Ukraine (Cost $293,449)		314,629

UNITED ARAB EMIRATES 0.3%
Corporate Bonds 0.3%
Ruwais Power, 6.00%, 8/31/36 (USD)	11,795,000	14,880
Total United Arab Emirates (Cost $13,244)		14,880

UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (7)(8)	83,934	1
Mriya Farming, Recovery Certificates (EUR) (7)(8)	3,975,047	43
		44

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Mriya Farming, EC, 0.50%, 12/31/25 (USD) (1)(7)(8)	17,609,900	1,025
		1,025
Total United Kingdom (Cost $—)		1,069

UNITED STATES 0.4%
Corporate Bonds 0.1%
Citgo Holding, 9.25%, 8/1/24 (1)	4,110,000	4,336
		4,336
Municipal Securities 0.3%
Commonwealth of Puerto Rico, Series A, GO, 8.00%, 7/1/35
(6)(9)	29,260,000	17,593
		17,593
Total United States (Cost $30,588)		21,929

URUGUAY 0.3%
Government Bonds 0.3%
Republic of Uruguay, 4.125%, 11/20/45 (USD)	21,775	24
Republic of Uruguay, 4.375%, 10/27/27 (USD)	1,149,481	1,265
Republic of Uruguay, 4.50%, 8/14/24 (USD)	412,728	446
Republic of Uruguay, 4.975%, 4/20/55 (USD)	565,000	663
Republic of Uruguay, 5.10%, 6/18/50 (USD)	13,408,666	15,973
Total Uruguay (Cost $17,953)		18,371

UZBEKISTAN 0.9%
Government Bonds 0.9%
Republic of Uzbekistan, 4.75%, 2/20/24 (USD) (1)	20,005,000	21,030
Republic of Uzbekistan, 5.375%, 2/20/29 (USD) (1)	6,620,000	7,291
Republic of Uzbekistan, 5.375%, 2/20/29 (USD)	18,100,000	19,934
Total Uzbekistan (Cost $46,474)		48,255

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
VENEZUELA 1.8%
Common Stocks 0.0%
Republic of Venezuela, Warrants, 4/15/20 (USD) (6)	7,140	19
		19
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%, 4/10/20 (USD) (6)(9)	12,690,000	2,030
		2,030
Government Bonds 1.8%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD) (6)(9)	66,915,000	5,855
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (6)(9)	189,515,000	16,583
Petroleos de Venezuela, 6.00%, 11/15/26 (USD) (6)(9)	66,805,000	5,845
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (6)(9)	30,901,500	10,970
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (6)(9)	386,635,000	33,830
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (6)(9)	19,980,000	1,748
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (6)(9)	49,738,000	4,352
Republic of Venezuela, 6.00%, 12/9/20 (USD) (6)(9)	55,405,000	6,233
Republic of Venezuela, 7.75%, 10/13/19 (USD) (6)(9)	57,970,000	6,522
Republic of Venezuela, 9.25%, 9/15/27 (USD) (6)(9)	26,000,000	2,925
Republic of Venezuela, 11.75%, 10/21/26 (USD) (6)(9)	26,000,000	2,925
Republic of Venezuela, 11.95%, 8/5/31 (USD) (6)(9)	14,400,000	1,620
Republic of Venezuela, 12.75%, 8/23/22 (USD) (6)(9)	8,300,000	934
		100,342
Total Venezuela (Cost $446,747)		102,391

VIETNAM 1.3%
Corporate Bonds 0.2%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1)	11,815,000	12,091
		12,091

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 1.1%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)	52,305,000	57,339
Socialist Republic of Vietnam, FRN, 6M USD LIBOR + 0.813%,
2.848%, 3/13/28 (USD)	4,750,000	4,742
		62,081
Total Vietnam (Cost $70,351)		74,172

SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 2.00% (8)(10)	102,283,446	102,284
		102,284
U. S. Government Obligations 0.1%
U. S. Treasury Notes, 1.50%, 6/15/20 (11)	5,165,000	5,151
		5,151
Total Short-Term Investments (Cost $107,434)		107,435

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.1%

OTC Options Purchased 0.1%

Counterparty	Description	Contracts Notional Amount	$ Value

Bank of	USD Call/CNH Put, 11/15/19 @ 6.975
America, N. A. (CNH) (6)	1	58,000	1,481

USD Call/CNH Put, 11/27/19 @ 6.966
Barclays Bank (CNH) (6)	1	56,650	1,552

EUR Call/USD Put, 12/5/19 @ $1.143
Citibank (USD) (6)	1	105,900	73

Total Options Purchased (Cost $4,994)			3,106
Total Investments in Securities 98.4%
(Cost $5,915,715)			$5,561,425

Other Assets Less Liabilities 1.6%			89,168

Net Assets 100.0%			$5,650,593

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,115,105 and represents 19.7% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	GDP-linked note provides for contingent payments linked to the gross domestic product of Ukraine; par reflects notional and will not be paid over the life or at maturity.
(6)	Non-income producing
(7)	Level 3 in fair value hierarchy.
(8)	Affiliated Companies
(9)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(10)	Seven-day yield
(11)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
ARS	Argentine Peso
BDLRPP	Argentina deposit rates (Badlar) at private banks

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

BRL	Brazilian Real
CLP	Chilean Peso
CNH	Offshore China Renminbi
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
FRN	Floating Rate Note
GO	General Obligation
IDR	Indonesian Rupiah
INR	Indian Rupee
KES	Kenyan Shilling
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PEN	Peruvian New Sol
PHP	Philippines Peso
RSD	Serbian Dinar
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts In 000s)
SWAPS (0.0)%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
China (0.0)%
Citibank, Protection Bought (Relevant Credit:
Bank of China/Hong Kong, 3.00% 2/14/22), Pay
1.00% Quarterly, Receive upon credit default,
6/20/24 (USD)	26,750	(596)	(531)	(65)
Total China			(531)	(65)

South Korea (0.0)%
Citibank, Protection Bought (Relevant Credit:
Government of South Korea, 2.75% 1/19/27),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/24 (USD)	29,650	(951)	(899)	(52)
Total South Korea			(899)	(52)

Total Bilateral Credit Default Swaps, Protection Bought			(1,430)	(117)

Total Bilateral Swaps			(1,430)	(117)

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement Receive			Deliver Gain/(Loss)
Bank of America, N. A.	12/13/19	USD	4,964	ZAR	76,344$	(29)
Bank of America, N. A.	12/13/19	ZAR	48	USD	3	—
Bank of America, N. A.	1/10/20	USD	4,940	ZAR	76,344	(35)
Barclays Bank	10/4/19	IDR	78,592,011	USD	5,541	(5)
Barclays Bank	10/11/19	USD	13,770	PEN	45,667	226
Barclays Bank	11/22/19	EUR	5,796	USD	6,412	(71)
Barclays Bank	12/6/19	USD	14,128	CLP	10,176,370	153
Barclays Bank	12/6/19	USD	71	PHP	3,720	(1)
Barclays Bank	12/13/19	USD	539	SGD	743	1
Barclays Bank	1/10/20	USD	2,443	ZAR	38,176	(45)
Barclays Bank	1/10/20	ZAR	48	USD	3	—
Barclays Bank	1/16/20	USD	5,456	IDR	78,592,011	(8)
BNP Paribas	10/2/19	BRL	47,793	USD	11,452	49
BNP Paribas	10/2/19	BRL	1,766	USD	448	(23)
BNP Paribas	10/2/19	USD	11,901	BRL	49,559	(25)
BNP Paribas	10/11/19	KRW	485,960	USD	412	(6)
BNP Paribas	11/8/19	ARS	255,167	USD	4,131	(284)
BNP Paribas	11/22/19	EUR	1,736	USD	1,926	(26)
BNP Paribas	11/22/19	USD	35,281	EUR	31,568	739
BNP Paribas	11/22/19	USD	5,480	MXN	108,927	8
BNP Paribas	11/22/19	USD	5,449	MXN	108,930	(23)
BNP Paribas	12/3/19	USD	11,232	BRL	47,044	(45)
BNP Paribas	12/6/19	USD	12,851	CLP	9,242,835	157
BNP Paribas	12/6/19	USD	81	MYR	341	—
BNP Paribas	12/13/19	USD	2,472	ZAR	38,172	(25)
BNP Paribas	12/13/19	ZAR	48	USD	3	—
Citibank	10/2/19	BRL	973	USD	234	1
Citibank	10/2/19	BRL	14,901	USD	3,654	(68)
Citibank	10/2/19	USD	239	BRL	973	4
Citibank	10/2/19	USD	3,578	BRL	14,901	(8)
Citibank	10/4/19	IDR	39,296,005	USD	2,780	(13)
Citibank	10/4/19	USD	984	INR	68,114	23
Citibank	10/4/19	USD	394	TWD	12,198	—
Citibank	10/11/19	USD	331	KES	34,342	1
Citibank	10/18/19	USD	307	RSD	32,230	8
Citibank	11/22/19	USD	30,019	MXN	590,429	361
Citibank	12/6/19	USD	71	PHP	3,722	(1)
Citibank	12/13/19	USD	237	SGD	328	—
Citibank	12/13/19	USD	4,929	ZAR	76,344	(64)
Citibank	12/13/19	ZAR	96	USD	6	—
Citibank	1/16/20	USD	2,737	IDR	39,296,005	5
Citibank	2/10/20	USD	270	LKR	48,700	6
Credit Suisse	10/4/19	IDR	78,592,010	USD	5,561	(26)
Credit Suisse	10/4/19	INR	27,400	USD	396	(9)
Credit Suisse	10/11/19	USD	403	KRW	485,960	(3)
Credit Suisse	11/22/19	USD	202	EUR	182	3
Credit Suisse	1/16/20	USD	2,728	IDR	39,296,005	(4)
Credit Suisse	1/16/20	USD	2,748	IDR	39,296,005	16
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Goldman Sachs	10/4/19	TWD	19,803	USD	638$	—
Goldman Sachs	10/4/19	USD	395	INR	27,982	—
Goldman Sachs	11/8/19	USD	5,330	ARS	266,550	1,312
Goldman Sachs	11/22/19	USD	34,921	EUR	31,254	722
Goldman Sachs	11/22/19	USD	5,452	MXN	108,930	(19)
Goldman Sachs	1/16/20	USD	665	TWD	20,455	1
HSBC Bank	10/4/19	USD	13,658	TWD	432,426	(283)
HSBC Bank	10/11/19	KRW	32,722,923	USD	27,701	(359)
HSBC Bank	10/11/19	USD	26,901	KRW	32,722,923	(440)
HSBC Bank	11/22/19	MXN	235,655	USD	11,664	173
HSBC Bank	11/22/19	USD	5,362	MXN	106,508	12
HSBC Bank	12/6/19	MYR	3,592	USD	857	(1)
HSBC Bank	12/6/19	USD	4,297	CLP	3,080,945	66
HSBC Bank	12/6/19	USD	322	MYR	1,356	(2)
HSBC Bank	1/10/20	USD	2,450	ZAR	38,172	(37)
HSBC Bank	1/16/20	USD	622	TWD	19,146	—
JPMorgan Chase	10/2/19	BRL	47,793	USD	11,460	41
JPMorgan Chase	10/2/19	USD	11,477	BRL	47,793	(24)
JPMorgan Chase	10/4/19	IDR	5,970,195	USD	418	2
JPMorgan Chase	10/4/19	TWD	424,821	USD	13,783	(87)
JPMorgan Chase	10/4/19	USD	710	IDR	10,026,910	4
JPMorgan Chase	10/4/19	USD	498	INR	36,238	(13)
JPMorgan Chase	10/11/19	KES	71,569	USD	692	(4)
JPMorgan Chase	10/18/19	USD	229	RSD	24,218	4
JPMorgan Chase	11/22/19	EUR	121	USD	134	(2)
JPMorgan Chase	11/22/19	USD	18	EUR	16	—
JPMorgan Chase	11/22/19	USD	5,638	MXN	111,352	44
JPMorgan Chase	11/22/19	USD	5,452	MXN	108,930	(20)
JPMorgan Chase	12/3/19	USD	11,418	BRL	47,793	(39)
JPMorgan Chase	12/6/19	USD	8,578	CLP	6,161,892	115
JPMorgan Chase	12/13/19	USD	506	SGD	698	—
JPMorgan Chase	12/13/19	USD	38	ZAR	593	(1)
JPMorgan Chase	12/13/19	ZAR	48	USD	3	—
JPMorgan Chase	1/10/20	ZAR	192	USD	12	—
Morgan Stanley	10/2/19	BRL	83,466	USD	20,043	43
Morgan Stanley	10/2/19	BRL	23,298	USD	5,781	(175)
Morgan Stanley	10/2/19	USD	21,360	BRL	83,466	1,275
Morgan Stanley	10/2/19	USD	5,595	BRL	23,298	(12)
Morgan Stanley	10/4/19	INR	170,602	USD	2,400	7
Morgan Stanley	11/22/19	EUR	223	USD	245	(1)
Morgan Stanley	1/16/20	USD	2,367	INR	170,602	(15)
RBC Dominion Securities	10/4/19	USD	944	INR	65,668	18
Standard Chartered	10/2/19	BRL	51,112	USD	12,274	26
Standard Chartered	10/2/19	USD	13,122	BRL	51,112	823
Standard Chartered	10/4/19	USD	13,438	IDR	192,423,311	(114)
Standard Chartered	12/6/19	MYR	1,697	USD	407	(3)
Standard Chartered	12/6/19	USD	322	PHP	16,786	(1)
State Street	11/22/19	USD	34,931	EUR	31,254	732
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
State Street	1/10/20	USD	2,462	ZAR	38,172$	(25)
UBS Investment Bank	12/6/19	PHP	24,228	USD	464	3
Net unrealized gain (loss) on open forward
currency exchange contracts						$4,660

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 2,139 U. S. Treasury Notes five year contracts	12/19	254,859	$(1,729)
Long, 1,560 U. S. Treasury Notes ten year contracts	12/19	203,287	(2,038)
Long, 284 Ultra U.S. Treasury Bonds contracts	12/19	54,501	(1,114)
Net payments (receipts) of variation margin to date			4,677

Variation margin receivable (payable) on open futures contracts			$(204)

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE EMERGING MARKETS BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate	(Loss)				Gain/Loss	Income
Mriya Farming, 0.50%,
Corporate Bond			$—		$(4)	$—
Mriya Farming, Common Stock			—		—	—
Mriya Farming, Recovery
Certificates			—		(3)	—
T. Rowe Price Government
Reserve Fund			—		—	3,084
Totals	$		—#		$(7)	$3,084	+

Supplementary Investment Schedule
	Value		Purchase		Sales	Value
Affiliate	12/31/18		Cost		Cost	9/30/19
Mriya Farming, 0.50%,
Corporate Bond	$1,029	$		— $	— $	1,025
Mriya Farming, Common
Stock	1			—	—	1
Mriya Farming, Recovery
Certificates	46			—	—	43
T. Rowe Price Government
Reserve Fund	162,421			¤	¤	102,284
						$103,353	^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+					Investment income comprised $3,084 of dividend income and $0 of interest income.
¤					Purchase and sale information not shown for cash management funds.
^					The cost basis of investments in affiliated companies was $102,284.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE EMERGING MARKETS BOND FUND

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2		Level 3	Total Value
Assets
Common Stocks	$	— $	3,717		$44$	3,761
Corporate Bonds		—	1,621,759		1,025	1,622,784
Fixed Income Securities[1]		—	3,824,339		—	3,824,339
Short-Term Investments		102,284	5,151		—	107,435
Options Purchased		—	3,106		—	3,106
Total Securities		102,284	5,458,072		1,069	5,561,425
Forward Currency Exchange Contracts		—	7,184		—	7,184
Total		$102,284$	5,465,256		$1,069$	5,568,609
Liabilities
Swaps	$	— $	1,547	$	— $	1,547
Forward Currency Exchange Contracts		—	2,524		—	2,524
Futures Contracts		204	—		—	204
Total		$204$	4,071	$	— $	4,275

[1] Includes Government Bonds, Municipal Securities

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $(7,000) for the period ended September 30, 2019.

($000s)					Gain
			Beginning		(Loss)	Ending
			Balance		During	Balance
			1/1/19		Period	9/30/19
Investment in Securities
Common Stocks			$47		$(3) $	44
Corporate Bonds			1,029		(4)	1,025

Total			$1,076		$(7) $	1,069